As filed with the Securities and Exchange Commission on November
          15, 1995  File No. 33-12113, 811-5028



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      Form N-1A



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   [X]


                      Post-Effective Amendment No. 25
   [X]
                                        and/or



                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                                 COMPANY ACT OF 1940
   [X]


                                Amendment No. 29
   [X]

                                     PIMCO Funds

                  (Exact Name of Registrant as Specified in
Charter)

                             840 Newport Center Drive
                           Newport Beach, California  92660

                 (Address of Principal Executive Offices) (Zip
Code)
                Registrant's Telephone Number, including Area
Code:
                                    (714) 640-3031

          Robert W. Helm, Esq.        R. Wesley Burns
          Dechert Price & Rhoads      Pacific Investment Management Company
          1500 K Street, N.W.         840 Newport Center Drive
          Washington, D.C.  20005     Newport Beach, California 92660
                       (Name and Address of Agent for Service)



                It is proposed that this filing will become effective (check appropriate box):

               [ x  ]    immediately upon filing pursuant to
paragraph (b)

               [    ]    on _________________ pursuant to
paragraph (b)

               [    ]    60 days after filing pursuant to
paragraph (a)

               [    ]    on (date) pursuant to paragraph (a) of
Rule 485
















           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES
ACT OF 1933


_________________________________________________________________

                                                       Proposed
                                                       Maximum
                                                       Offering
          Title of                 Number              Price per
          Securities               of Shares           Share (within
          Being                    Being               15 days of
          Registered               Registered          filing)


_________________________________________________________________

          Shares of                Indefinite(1)       N/A
          Beneficial
          Interest,
          Par Value
          $.0001

          Money Market Fund
           Institutional Class          N/A            N/A

          Money Market Fund
           Administrative Class         N/A            N/A

          Short-Term Fund
           Institutional Class        205,533       $ 9.90

          Low Duration Fund
           Institutional Class      1,629,579       $10.00

          Low Duration Fund
           Administrative Class         N/A            N/A

          Low Duration Fund II
           Institutional Class      2,208,535       $ 9.92

           High Yield Fund
           Institutional Class     10,758,357       $10.99

           High Yield Fund
           Administrative Class    N/A                 N/A

          Total Return Fund
           Institutional Class    393,890,500       $10.55

          Total Return Fund
           Administrative Class         N/A            N/A

          Total Return Fund II
           Institutional Class          N/A            N/A

          Total Return Fund II
           Administrative Class         N/A            N/A

          Total Return Fund III
           Institutional Class      1,565,125       $ 9.43

          Long-Term U.S. Government Fund
           Institutional Class        839,781       $11.06









_________________________________________________________________

                                                       Proposed
                                                       Maximum
                                                       Offering
          Title of                 Number              Price per
          Securities               of Shares           Share (within
          Being                    Being               15 days of
          Registered               Registered          filing)


_________________________________________________________________

          Foreign Fund
           Institutional Class        25,937,028       $10.28

          Global Fund
           Institutional Class         1,803,774       $10.32

          International Fund
           Institutional Class       228,867,230       $ 8.10

          StockPLUS Fund
           Institutional Class         1,682,269       $12.12

          Growth Stock Fund
           Institutional Class           643,142       $15.87

          VersaSTYLE Equity Fund
           Institutional Class             5,071       $12.00







































           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES
ACT OF 1933

_________________________________________________________________

          Title of                 Proposed
          Securities               Maximum             Amount of
          Being                    Offering            Registration
          Registered               Price               Fee

_________________________________________________________________

          Shares of                N/A                 N/A
          Beneficial
          Interest,
          Par Value
          $.0001

          Money Market Fund
           Institutional Class     N/A                 N/A

          Money Market Fund
           Administrative Class    N/A                 N/A

          Short-Term Fund
           Institutional Class     $2,034,776.70       $   406.96

          Low Duration Fund
            Institutional Class     $0(2)               $0

          Low Duration Fund
           Administrative Class    N/A                 N/A

          Low Duration Fund II
           Institutional Class     $ 21,908,667.20     $ 4,381.73

          High Yield Fund
           Institutional  Class    $118,234,343.43     $23,646.87

          High Yield Fund
           Administrative Class    N/A                 N/A

          Total Return Fund
           Institutional Class     $4,155,544,775.00   $831,108.96

          Total Return Fund
           Administrative Class    N/A                 N/A

          Total Return Fund II
           Institutional Class     N/A                 N/A

          Total Return Fund II
          Administrative Class     N/A                 N/A

          Total Return Fund III
           Institutional Class     $13,241,568.28(3)   $  2,648.31

          Long-Term U.S. Government Fund
           Institutional Class     $9,287,977.86       $  1,857.60

          Foreign Fund
           Institutional Class     $0(4)               $0

          Global Fund
           Institutional Class     $18,614,947.68      $  3,722.99






           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES
ACT OF 1933

_________________________________________________________________

          Title of                 Proposed
          Securities               Maximum             Amount of
          Being                    Offering            Registration
          Registered               Price               Fee

_________________________________________________________________

          International Fund
           Institutional Class     $0(5)               $0

          StockPLUS Fund
           Institutional Class     $20,389,100.28      $  4,077.82


          Growth Stock Fund
           Institutional Class     $0(6)               $0

          VersaSTYLE Equity Fund
           Institutional Class     $60,852.00          $    12.17

















































          ___________

          1    Registrant continues its election to register an
indefinite
               number of shares of beneficial interest pursuant
to Rule
               24f-2 under the Investment Company Act of 1940.
For the
               fiscal year ended March 31, 1994, Registrant filed
the
               Notice required by Rule 24f-2 on May 31, 1995.

          2    Registrant elects to calculate the maximum
aggregate
               offering price pursuant to Rule 24e-2.  During its
fiscal
               year ended March 31, 1995, Registrant's Low
Duration Fund-
               Institutional Class redeemed 142,192,611 shares of
               beneficial interest.  During its current fiscal
year, the
               Low Duration Fund-Institutional Class used
140,563,032
               shares it redeemed during its fiscal year ended
March 31,
               1995, for a reduction pursuant to Rule 24f-2(c).
The Low
               Duration Fund-Institutional Class currently is
registering
               1,629,579 shares, which is equal to the remaining
shares
               redeemed during its fiscal year ended March 31,
1995.
               During its current fiscal year, the Low Duration
Fund-
               Institutional Class filed no other post-effective
amendments
               for the purpose of the reduction pursuant to Rule
24(e)-
               2(a).

          3    Registrant elects to calculate the maximum
aggregate
               offering price pursuant to Rule 24e-2.  During its
fiscal
               year ended March 31, 1995, Registrant's Total
Return Fund
               III-Institutional Class redeemed 4,487,645 shares
of
               beneficial interest.  During its current fiscal
year, the
               Total Return Fund III-Institutional Class used
4,326,716
               shares it redeemed during its fiscal year ended
March 31,
               1995 for a reduction pursuant to Rule 24f-2(c).
The Total
               Return Fund III-Institutional Class currently is
registering
               1,565,125 shares, which is equal to the
remaining 160,929
               shares redeemed during its fiscal year ended March
31, 1995,
               plus 1,404,196 shares.  During its current
fiscal year,
               the Total Return Fund III-Institutional Class
filed no other
               post-effective amendments for the purpose of the
reduction
               pursuant to Rule 24(e)-2(a).

          4    Registrant elects to calculate the maximum
aggregate
               offering price pursuant to Rule 24e-2.  During its
fiscal
               year ended March 31, 1995, Registrant's Foreign
Fund-
               Institutional Class redeemed 32,200,237 shares of
beneficial
               interest.  During its current fiscal year, the
Foreign Fund-
               Institutional Class used 6,263,209 shares it
redeemed during
               its fiscal year ended December 31, 1995, for a
reduction
               pursuant to Rule 24f-2(c).  The Foreign
Fund-Institutional
               Class currently is registering 25,937,028 shares,
which is
               equal to the remaining shares redeemed during its
fiscal
               year ended March 31, 1995.  During its current
fiscal year,
               the Foreign Fund-Institutional Class filed no
other post-
               effective amendments for the purpose of the
reduction
               pursuant to Rule 24(e)-2(a).












          5    Registrant elects to calculate the maximum
aggregate
               offering price pursuant to Rule 24e-2.  During its
fiscal
               year ended March 31, 1995, Registrant's
International Fund-
               Institutional Class redeemed 234,125,241 shares of beneficial interest. During its current fiscal year, the
               International Fund-Institutional Class used
5,258,011 shares
               it redeemed during its fiscal year ended March 31,
1995, for
               a reduction pursuant to Rule 24f-2(c).  The
International
               Fund-Institutional Class currently is registering
               228,867,230 shares, which is equal to the
remaining shares
               redeemed during its fiscal year ended March 31,
1995.
               During its current fiscal year, the International
Fund-
               Institutional Class filed no other post-effective
amendments
               for the purpose of the reduction pursuant to Rule
24(e)-
               2(a).

          6    Registrant elects to calculate the maximum
aggregate
               offering price pursuant to Rule 24e-2.  During its
fiscal
               year ended March 31, 1995,  Registrant's Growth
Stock Fund-
               Institutional Class redeemed 712,654 shares of
beneficial
               interest.  During its current fiscal year,  the
Growth Stock
               Fund-Institutional Class used 69,512 shares it
redeemed
               during its fiscal year ended March 31, 1995, for a
reduction
               pursuant to Rule 24f-2(c).  The Growth Stock Fund-
               Institutional Class currently is registering
643,142 shares,
               which is equal to the remaining shares redeemed
during its
               fiscal year ended March 31, 1995.  During its
current fiscal
               year, the Growth Stock Fund-Institutional Class
filed no
               other post-effective amendments for the purpose of
the
               reduction pursuant to Rule 24(e)-2(a).




































                                CONTENTS OF AMENDMENT


               This Post-Effective Amendment No. 25 to the
Registration
          Statement of PIMCO Funds is comprised of the following papers and documents:

               1.        The facing sheet to register a definite
number of
                         shares of beneficial interest, par value
$.0001
                         per share, of the Institutional Class of Registrant's Low Duration Fund, Low
Duration Fund
                         II, Total Return Fund, Short-Term Fund,
Long-Term
                         U.S. Government Fund, High Yield Fund,
StocksPlus
                         Fund, Global Fund, VersaSYTLE Equity
Fund, Total
                         Return Fund III, Foreign Fund,
International Fund
                         and Growth Stock Fund, each a series of
shares of
                         beneficial interest of PIMCO Funds;

               2.        Signature pages; and

               3.        Exhibit 10, the opinion and consent of
Dechert
                         Price & Rhoads, counsel to the
Registrant, as to
                         the legality of the shares being
registered.

               With the exception of the items listed above, this
Post-
          Effective Amendment No. 25 under the Securities Act of
1933
          incorporates by reference all materials filed as part of Post-
          Effective Amendment No. 24 to Form N-1A for PIMCO
Funds, File No.
          33-12113.

               The sole purpose of this Post-Effective Amendment
No. 25 is
          to register a definite number of additional shares of beneficial interest to PIMCO Funds, pursuant to Section 24(e) of the
          Investment Company Act of 1940.
































                              PART C.  OTHER INFORMATION



          Item 24.       Financial Statements and Exhibits

               (b)       Exhibits

                         (10) Opinion and consent of Dechert
Price &
                              Rhoads.
























































                                      SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the
     Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration
Statement
     pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement
     to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 15th day of
     November, 1995.

                                      PIMCO FUNDS
                                     (Registrant)

                      By: _____________________________________
                                 R. Wesley Burns*++++
                                              President

                            *By:  /s/Robert W. Helm


                                Robert W. Helm, as
attorney-in-fact

            Pursuant to the requirements of the Securities Act of 1933, this
     Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

          Signature                           Title         Date

          ___________________________         Trustee
November 15, 1995
          Guilford C. Babcock*+

          ____________________________        Trustee
November 15, 1995
          Thomas Kemp*+

          ____________________________        Trustee
November 15, 1995
          Brent R. Harris*+++

          ____________________________        Trustee
November 15, 1995
          William J. Popejoy* +++++

          ____________________________        Trustee
November 15, 1995
          Vern O. Curtis*++++++

          ____________________________        President
November 15, 1995
          R. Wesley Burns*++++                (Principal
                                              Executive
                                              Officer)

          ____________________________        Treasurer
November 15, 1995
          John P. Hardaway++*                 (Principal
                                              Financial
                                              and Accounting
                                              Officer)













          *By: /s/Robert W. Helm
               Robert W. Helm,
               as attorney-in-fact

          ___________________
          +       Pursuant to power of attorney filed with
Post-Effective
                  Amendment No. 1 to Registration Statement No.
33-12113 on
                  November 6, 1987.
          ++      Pursuant to power of attorney filed with
Post-Effective
                  Amendment No. 10 to Registration Statement No.
33-12113 on May
                  31, 1991.
          +++     Pursuant to power of attorney filed with
Post-Effective
                  Amendment No. 14 to Registration Statement No.
33-12113 on
                  April 28, 1992.
          ++++    Pursuant to power of attorney filed with
Post-Effective
                  Amendment No. 20 to Registration Statement No.
33-12113 on
                  June 1, 1995.
          +++++   Pursuant to power of attorney filed with
Post-Effective
                  Amendment No. 22 to Registration Statement No.
33-12113 on
                  November 30, 1994.
          ++++++ Pursuant to power of attorney filed with Post-Effective
                  Amendment No. 23 to Registration Statement No.
33-12113 on
                  June 1, 1995.





































































                                        Exhibit 10